Schedule H, Line 4i - Schedule of Assets (Details) - EBP 022 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	73-0400345
Plan number	022
Current Value	$ 7,761,127
Current value, loan participants	35,265
Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,072,048
Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	781,204
Common/Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,259,946
Synthetic Guaranteed Investment Contracts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 556,132
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	8.50%
Investment, Identifier [Axis]: Brokerage Accounts | Brokerage Link Self-Directed Brokerage Accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 46,576
Investment, Identifier [Axis]: Common Stock | ConocoPhillips Leveraged Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par or maturity value | shares	1,083,503
Current Value	$ 101,428
Investment, Identifier [Axis]: Common Stock | ConocoPhillips Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par or maturity value | shares	7,712,245
Current Value	$ 721,966
Investment, Identifier [Axis]: Common Stock | Phillips 66 Leveraged Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par or maturity value | shares	544,181
Current Value	$ 70,223
Investment, Identifier [Axis]: Common Stock | Phillips 66 Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par or maturity value | shares	1,382,745
Current Value	$ 178,431
Investment, Identifier [Axis]: Common/Collective Trusts | BlackRock Equity Index Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par or maturity value | shares	7,241,178
Current Value	$ 1,058,562
Investment, Identifier [Axis]: Common/Collective Trusts | BlackRock MidCap Equity Index Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par or maturity value | shares	1,082,790
Current Value	$ 189,319
Investment, Identifier [Axis]: Common/Collective Trusts | BlackRock Russell 2000 Index Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par or maturity value | shares	2,140,755
Current Value	$ 180,344
Investment, Identifier [Axis]: Common/Collective Trusts | BlackRock U.S. Treasury Inflation Protected Securities Fund M
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par or maturity value | shares	3,611,409
Current Value	$ 46,497
Investment, Identifier [Axis]: Common/Collective Trusts | Fidelity Growth Company Commingled Pool Class F
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par or maturity value | shares	6,913,784
Current Value	$ 615,534
Investment, Identifier [Axis]: Common/Collective Trusts | Geode Capital Management Trust Spartan Total Market Index Pool
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par or maturity value | shares	1,254,113
Current Value	$ 380,648
Investment, Identifier [Axis]: Common/Collective Trusts | PIMCO Total Return Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par or maturity value | shares	9,383,681
Current Value	$ 149,201
Investment, Identifier [Axis]: Common/Collective Trusts | State Street Global All Cap Equity Ex-U.S. Index Securities Lending Series Fund Class II
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par or maturity value | shares	16,186,861
Current Value	$ 300,541
Investment, Identifier [Axis]: Common/Collective Trusts | State Street U.S. Bond Index Securities Lending Series Fund Class XIV
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par or maturity value | shares	15,216,100
Current Value	$ 175,594
Investment, Identifier [Axis]: Common/Collective Trusts | Vanguard Target Retirement 2020 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par or maturity value | shares	1,644,623
Current Value	$ 136,060
Investment, Identifier [Axis]: Common/Collective Trusts | Vanguard Target Retirement 2025 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par or maturity value | shares	1,966,830
Current Value	$ 183,584
Investment, Identifier [Axis]: Common/Collective Trusts | Vanguard Target Retirement 2030 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par or maturity value | shares	2,603,246
Current Value	$ 267,640
Investment, Identifier [Axis]: Common/Collective Trusts | Vanguard Target Retirement 2035 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par or maturity value | shares	2,315,669
Current Value	$ 260,953
Investment, Identifier [Axis]: Common/Collective Trusts | Vanguard Target Retirement 2040 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par or maturity value | shares	2,149,726
Current Value	$ 261,729
Investment, Identifier [Axis]: Common/Collective Trusts | Vanguard Target Retirement 2045 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par or maturity value | shares	2,402,363
Current Value	$ 308,848
Investment, Identifier [Axis]: Common/Collective Trusts | Vanguard Target Retirement 2050 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par or maturity value | shares	2,241,576
Current Value	$ 296,202
Investment, Identifier [Axis]: Common/Collective Trusts | Vanguard Target Retirement 2055 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par or maturity value | shares	1,538,096
Current Value	$ 202,982
Investment, Identifier [Axis]: Common/Collective Trusts | Vanguard Target Retirement 2060 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par or maturity value | shares	728,887
Current Value	$ 57,946
Investment, Identifier [Axis]: Common/Collective Trusts | Vanguard Target Retirement 2065 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par or maturity value | shares	742,931
Current Value	$ 36,463
Investment, Identifier [Axis]: Common/Collective Trusts | Vanguard Target Retirement 2070 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par or maturity value | shares	303,468
Current Value	$ 9,025
Investment, Identifier [Axis]: Common/Collective Trusts | Vanguard Target Retirement Income & Growth Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par or maturity value | shares	227,205
Current Value	$ 5,832
Investment, Identifier [Axis]: Common/Collective Trusts | Vanguard Target Retirement Income Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par or maturity value | shares	2,186,214
Current Value	$ 136,442
Investment, Identifier [Axis]: Mutual Funds | Vanguard International Growth Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par or maturity value | shares	1,297,944
Current Value	$ 147,953
Investment, Identifier [Axis]: Mutual Funds | Vanguard International Value Fund Investor Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par or maturity value | shares	2,799,973
Current Value	$ 115,415
Investment, Identifier [Axis]: Mutual Funds | Vanguard Total International Bond Index Fund Institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par or maturity value | shares	415,752
Current Value	$ 12,078
Investment, Identifier [Axis]: Mutual Funds | Vanguard Treasury Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par or maturity value | shares	248,641,139
Current Value	$ 248,641
Investment, Identifier [Axis]: Mutual Funds | Vanguard Windsor II Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment including maturity date, rate of interest, collateral, par or maturity value | shares	3,082,943
Current Value	$ 257,117
Investment, Identifier [Axis]: STIF | Short-term investment fund, 3.67%
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 9,956
Investment, interest rate	3.67%
Investment, Identifier [Axis]: Synthetic Guaranteed Investment Contracts | IGT Dodge & Cox Core Fixed Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 27,191
Investment, Identifier [Axis]: Synthetic Guaranteed Investment Contracts | IGT Invesco Core Fixed Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	26,747
Investment, Identifier [Axis]: Synthetic Guaranteed Investment Contracts | IGT Invesco Intermediate Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	55,551
Investment, Identifier [Axis]: Synthetic Guaranteed Investment Contracts | IGT Invesco Short Term Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	254,528
Investment, Identifier [Axis]: Synthetic Guaranteed Investment Contracts | IGT Jennison Intermediate Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	53,661
Investment, Identifier [Axis]: Synthetic Guaranteed Investment Contracts | IGT Loomis Sayles Core Fixed Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	27,292
Investment, Identifier [Axis]: Synthetic Guaranteed Investment Contracts | IGT Loomis Sayles Intermediate Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	26,849
Investment, Identifier [Axis]: Synthetic Guaranteed Investment Contracts | IGT PIMCO Core Fixed Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	28,524
Investment, Identifier [Axis]: Synthetic Guaranteed Investment Contracts | IGT PIMCO Intermediate Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	26,423
Investment, Identifier [Axis]: Synthetic Guaranteed Investment Contracts | Insurance Wrapper
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 29,366